Consolidated Balance Sheets (Parentheticals) - $ / shares	Jan. 31, 2022	Jan. 31, 2021	Nov. 12, 2019
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000	100,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000	500,000
Common stock, shares issued	88,876	66,934
Common stock, shares outstanding	88,876	66,934